INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets
	December 31,
	2025	2024
Original Cost:

Technology	$10,113	$10,113
Backlog	1,877	1,877
Customer relationships	3,592	3,592
Software license	1,651	1,651
IP R&D	3,659	3,659

	$20,892	$20,892
Accumulated amortization:

Technology	$10,113	$10,113
Backlog	1,877	1,877
Customer relationships	3,592	3,592
Software license	1,651	1,651
IP R&D	3,659	3,354

	$20,892	$20,587

Amortized cost	$-	$305